Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Company's Financial Assets and Liabilities

	Assets	Liabilities
At 12.31.2021	109.4	17.1

Fair value adjustment	0.8	12.8
Exchange variation	(6.3)	1.1

At 12.31.2022	103.9	31.0

Adding shares	11.5	—
Reversal	—	(17.5)
Fair value adjustment	(1.5)	(0.8)
Exchange variation	(4.3)	2.4

At 12.31.2023	109.6	15.1

Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments

	Book value	Total	Less than one year	One to three years	Three to five years	More than five years
At December 31, 2023
Loans and financing	2,886.4	3,706.4	246.9	423.8	2,115.8	919.9
Trade accounts payable	787.0	787.0	787.0	—	—	—
Trade accounts payable supplier finance	37.6	37.6	37.6	—	—	—
Lease liabilities	96.0	95.9	13.8	29.4	31.6	21.1
Accounts payable	387.7	387.6	332.3	19.5	34.5	1.3
Derivative financial instruments	125.2	125.2	85.7	—	39.5	—

Total	4,319.9	5,139.7	1,503.3	472.7	2,221.4	942.3

Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing
On December 31, 2023, the Company’s cash, cash equivalents, financial investments and loans and financing were indexed as follows:

	Pre-fixed		Post-fixed		Total
	Amount	%	Amount	%	Amount	%
Without derivative effect
Cash, cash equivalents and financial investments	2,190.8	94.39%	130.1	5.61%	2,320.9	100.00%
Loans and financing	2,508.1	86.90%	378.3	13.10%	2,886.4	100.00%

	Pre-fixed		Post-fixed		Total
	Amount	%	Amount	%	Amount	%
With derivative effect
Cash, cash equivalents and financial investments	2,190.8	94.39%	130.1	5.61%	2,320.9	100.00%
Loans and financing	2,508.1	86.90%	378.3	13.10%	2,886.4	100.00%

Summary of Changes In Foreign Exchange Rates
Below are the amounts of financial instruments denominated in different currencies:

	12.31.2023	12.31.2022
Loans and financing
Brazilian reais	17.5	10.3
U.S. dollars	2,833.0	3,161.6
Euro	35.9	31.3

	2,886.4	3,203.2

Trade accounts payable
Brazilian reais	93.7	89.9
U.S. dollars	645.1	602.3
Euro	42.0	44.9
Other currencies	6.1	2.4

	787.0	739.5

Trade accounts payable supplier finance
Brazilian reais	18.4	7.6
U.S. dollars	19.2	19.9

	37.6	27.5

Total (1)	3,711.0	3,970.2

Cash and cash equivalents and financial investments
Brazilian reais	132.7	131.3
U.S. dollars	2,165.9	2,283.9
Euro	12.7	62.0
Other currencies	9.6	4.1

	2,320.9	2,481.3

Trade accounts receivable:
Brazilian reais	26.7	96.9
U.S. dollars	171.1	82.5
Euro	19.2	25.4
Other currencies	4.0	0.4

	221.0	205.2

Total (2)	2,541.9	2,686.5

Net exposure (1 - 2):
Brazilian reais	(29.8)	(120.4)
U.S. dollars	1,160.3	1,417.4
Euro	46.0	(11.2)
Other currencies	(7.5)	(2.1)

Summary of Interest Risk Factor
27.1.7 Interest risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2023	-50%	-25%	Probable scenario	+25%	+50%
Cash equivalents and financial investments	CDI	130.1	(8.2)	(4.7)	(1.2)	2.3	5.8
Loans and financing	CDI	(4.3)	0.3	0.2	—	(0.1)	(0.2)

Net impact	CDI	125.8	(7.9)	(4.5)	(1.2)	2.2	5.6

Loans and financing	SIFMA	(20.5)	0.4	0.2	—	(0.2)	(0.4)

Net impact	SIFMA	(20.5)	0.4	0.2	—	(0.2)	(0.4)

Loans and financing	SOFR	(348.3)	9.5	4.8	0.2	(4.4)	(9.1)

Net impact	SOFR	(348.3)	9.5	4.8	0.2	(4.4)	(9.1)

Loans and financing	EURIBOR	(5.2)	0.1	—	—	(0.1)	(0.1)

Net impact	EURIBOR	(5.2)	0.1	—	—	(0.1)	(0.1)

Rates considered	CDI	11.65%	5.38%	8.06%	10.75%	13.44%	16.13%
Rates considered	SOFR	5.38%	2.66%	3.99%	5.32%	6.65%	7.98%
Rates considered	Euribor	3.84%	1.95%	2.93%	3.91%	4.88%	5.86%
Rates considered	SIFMA	3.87%	1.94%	2.90%	3.87%	4.84%	5.81%

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2023

Summary of Foreign Exchange Risk Factor
27.1.8 Foreign exchange risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2023	-50%	-25%	Probable scenario	+25%	+50%
Assets
Cash, cash equivalents and financial investments	BRL	132.7	64.9	30.9	(3.0)	(36.9)	(70.8)
Other assets	BRL	310.7	151.9	72.4	(7.0)	(86.4)	(165.8)

		443.4	216.8	103.3	(10.0)	(123.3)	(236.6)
Liabilities
Loans and financing	BRL	(17.5)	(8.5)	(4.1)	0.4	4.9	9.3
Other liabilities	BRL	(412.2)	(201.5)	(96.1)	9.3	114.6	220.0

		(429.7)	(210.0)	(100.2)	9.7	119.5	229.3

Net impact		13.7	6.8	3.1	(0.3)	(3.8)	(7.3)

Exchange rate considered		4.8413	2.4750	3.7125	4.9500	6.1875	7.4250

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2023

Summary of Derivative Contracts
27.1.9 Derivatives contracts

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2023	-50%	-25%	Probable scenario	+25%	+50%
Derivative designated as hedge accounting
Hedge designated as cash flow (**)	US$/R$	8.9	123.0	54.8	(4.1)	(51.6)	(112.8)
Other derivatives
Foreign exchange option	EUR/US$	(0.1)	(3.8)	(0.8)	2.3	5.4	8.4
Equity SWAP	Price - Embraer Share	8.5	(45.0)	(23.6)	(2.3)	19.1	40.5
EVE Warrants	Price - EVE share	(125.0)	78.0	44.6	—	(71.2)	(153.5)

Total		(107.7)	152.2	75.0	(4.1)	(98.3)	(217.4)

Rate considered	CDI	11.65%	5.38%	8.06%	10.75%	13.44%	16.13%
Rate considered	US$/R$	4.8413	2.4750	3.7125	4.9500	6.1875	7.4250
Rate considered	EUR/US$	1.1050	0.5500	0.8250	1.1000	1.3750	1.6500
Rate considered	Price - Embraer Share	22.3900	11.1950	16.7925	22.3900	27.9875	33.5850
Rate considered	Price - EVE share	7.3200	3.6600	5.4900	7.3200	9.1500	10.9800

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2023
(**)	Effects on profit or loss for fair value hedges and equity for cash flow hedges

Summary of Republic Shares	Republic Airways’ shares

December 31, 2023	Increase	Probable scenario	Decrease

Growth rate (6% change)	102.4	100.8	99.2
Discount rate (1% change)	103.3	100.8	98.3

Summary of Tempest Put options	Tempest put options

December 31, 2023	Increase	Probable scenario	Decrease

Growth rate (25% change)	15.6	15.1	14.7
Discount rate (4% change)	14.3	15.1	16.0

Summary of Financial Instruments
The following tables show the carrying amount and fair values of financial instruments, including their levels in the fair value hierarchy. It does not include fair value information for financial instruments not measured at fair value if the carrying amount is a reasonable approximation of fair value.

12.31.2023		Financial Instruments at amortized cost
	Note	Amortized Cost	Fair value	FVPL	FVOCI	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total fair value

Assets
Cash and cash equivalents	5	1,629.2	—	—	—	—	1,629.2	—	—	—	—
Financial investments	6
Public securities		66.6	—	—	—	—	66.6	—	—	—	—
Private securities		105.1	—	41.3	—	—	146.4	—	41.3	—	41.3
Investment funds		—	—	27.4	—	—	27.4	—	27.4	—	27.4
Fixed-term deposit		—	—	—	350.5	—	350.5	—	350.5	—	350.5
Others		—	—	100.8	—	—	100.8	—	—	100.8	100.8
Trade accounts receivable, net	7	221.0	—	—	—	—	221.0	—	—	—	—
Derivative financial instruments	8	—	—	17.5	—	—	17.5	—	17.5	—	17.5
Other assets		73.2	—	—	—	—	73.2	—	—	—	—
Customer and commercial financing	9	41.6	—	21.2	—	—	62.8	—	12.4	8.8	21.2

		2,136.7	—	208.2	350.5	—	2,695.4	—	449.1	109.6	558.7

Liabilities
Loans and financing	19	2,886.4	2,812.3	—	—	—	2,886.4	1,843.0	969.3	—	2,812.3
Trade accounts payable	17	787.0	—	—	—	—	787.0	—	—	—	—
Trade accounts payable supplier finance	18	37.6	—	—	—	—	37.6	—	—	—	—
Accounts payable	21	372.6	—	—	—	15.1	387.7	—	—	15.1	15.1
Lease liabilities	20.1	96.0	—	—	—	—	96.0	—	—	—	—
Derivative financial instruments	8	—	—	125.2	—	—	125.2	11.3	113.9	—	125.2

		4,179.6	2,812.3	125.2	—	15.1	4,319.9	1,854.3	1,083.2	15.1	2,952.6

12.31.2022		Financial Instruments at amortized cost
	Note	Amortized Cost	Fair value	FVPL	FVOCI	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total fair value

Assets
Cash and cash equivalents	5	1,816.9	—	—	—	—	1,816.9	—	—	—	—
Financial investments	6
Public securities		66.7	—	—	—	—	66.7	—	—	—	—
Private securities		105.0	—	—	—	—	105.0	—	—	—	—
Investment funds		—	—	22.8	—	—	22.8	—	22.8	—	22.8
Fixed-term deposit		178.8	—	—	194.6	—	373.4	—	194.6	—	194.6
Others		—	—	96.5	—	—	96.5	—	—	96.5	96.5
Trade accounts receivable, net	7	205.2	—	—	—	—	205.2	—	—	—	—
Derivative financial instruments	8	—	—	11.1	—	—	11.1	—	11.1	—	11.1
Other assets		60.3	—	—	—	—	60.3	—	—	—	—
Customer and commercial financing	9	101.2	—	—	—	—	101.2	—	—	—	—

		2,534.1	—	130.4	194.6	—	2,859.1	—	228.5	96.5	325.0

Liabilities
Loans and financing	19	3,196.8	3,111.0	6.4	—	—	3,203.2	2,595.8	521.6	—	3,117.4
Trade accounts payable	17	739.5	—	—	—	—	739.5	—	—	—	—
Trade accounts payable supplier finance	18	27.5	—	—	—	—	27.5	—	—	—	—
Accounts payable	21	340.0	—	—	—	31.0	371.0	—	—	31.0	31.0
Lease liabilities	21.1	71.0	—	—	—	—	71.0	—	—	—	—
Derivative financial instruments	8	—	—	97.5	—	—	97.5	7.7	89.8	—	97.5

		4,374.8	3,111.0	103.9	—	31.0	4,509.7	2,603.5	611.4	31.0	3,245.9